Document and Entity Information	Nov. 10, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	CATCHA INVESTMENT CORP
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40061
Entity Tax Identification Number	98-1574476
Entity Address, Address Line One	Level 42, Suntec Tower Three
Entity Address, Address Line Two	8 Temasek Blvd
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	038988
City Area Code	65
Local Phone Number	6829-2294
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838293
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share, $0.0001 par value, andone-thirdof one redeemable warrant
Trading Symbol	CHAA.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	CHAA
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	CHAA WS
Security Exchange Name	NYSE